Document And Entity Information	9 Months Ended
	Sep. 30, 2012	Jan. 11, 2013 Common Class A [Member]	Jan. 11, 2013 Common Class B [Member]
Entity Registrant Name	Graystone Co
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		381,221,678	5,000,000
Amendment Flag	true
Amendment Description	The Graystone Company, Inc. is filing this Amendment No. 1 of Form 10-Q/A to our Form 10-Q for the three month period ended September 30, 2012 to reflect the restatement of our previously issued condensed consolidated financial statements. The Company, while preparing its 10-K, discovered a simple typographical error for the par value of its Class A Common Stock occurred for the 3 months ending September 30, 2012. The par value was incorrectly calculated by the auditors to be $.001 while the actual par value is $.0001. The par value for the Company’s Class B and Preferred Stock are $.001. No other changes were made to the financial statements. This Form 10-Q/A should be read in conjunction with our filings made with the Securities and Exchange Commission. In addition, currently dated certifications from our Chief Executive Officer and Chief Financial Officer have been included as exhibits to this amendment.
Entity Central Index Key	0001510524
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

CONSOLIDATED BALANCE SHEET (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 63,053	$ 793
Accounts receivable	28,830	17,120
Shareholders' subscription receivable		350,000
Total current assets	63,053	367,913
Plant, property & equipment (net of depreciation)	302,913	69,713
Acquired intangible assets (net of amortization)	0	14,000
Total assets	365,966	451,626
Current liabilities
Accounts payable	13,438	10,495
Accrued expenses	6,790	1,637
Notes from related party	281,372
Other liabilities	120,795
Loan from shareholders	115,373
Current portion of long term debts	123,297	12,713
Total current liabilities	661,065	24,845
Long term debts	0	94,448
Total liabilities	661,065	119,293
Stockholders' (deficit) equity
Additional paid-in capital	677,658	2,476,773
Dividend paid		(46,764)
Accumulated deficits	(4,006,317)	(2,118,132)
Total stockholders' (deficit) equity	(295,099)	332,333
Total liabilities and stockholders' (deficit) equity	365,966	451,626
Common Class A [Member]
Stockholders' (deficit) equity
Common stock, value issued	28,560	19,056
Common Class B [Member]
Stockholders' (deficit) equity
Common stock, value issued	$ 5,000	$ 1,400

CONSOLIDATED BALANCE SHEET (Parentheticals) (USD $)	Sep. 30, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Sep. 30, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.001	$ 0.001
Common Stock, shares issued (in Shares)	285,604,200	19,056,000	5,000,000	700,000
Common Stock, shares outstanding (in Shares)	285,604,200	19,056,000	5,000,000	700,000
Common stock, shares authorized (in Shares)	700,000,000	700,000,000	5,000,000	5,000,000

CONSOLIDATED STATEMENT OF OPERATIONS (unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Sales, net	$ 46,008	$ 37,782	$ 88,478	$ 112,631
Cost of goods sold	40,999	14,330	55,278	42,333
Gross profit	5,009	23,452	33,200	70,298
Operating Expenses
General and administrative	609,209	21,288	911,643	79,555
Legal and professional	182,611	239,073	737,803	487,000
Research and development	45,770	170,545	90,805	182,945
Total operating expenses	837,590	430,906	1,740,251	749,500
Loss from operations	(832,581)	(407,454)	(1,707,051)	(679,202)
Other income (expense)
Interest income				100
Interest (expense)	(31,308)		(115,791)
Other income	0	0	0	(258)
(Loss) on sale of assets	(13,250)		(18,579)
Total other income (expense)	(44,558)		(134,370)	(158)
Loss before income taxes	(877,139)	(407,454)	(1,841,421)	(679,360)
Provision for income taxes	0	0	0	0
Net loss	$ (877,139)	$ (407,454)	$ (1,841,421)	$ (679,360)
Net loss per share of common stock:
Basic (in Dollars per share)	$ 0	$ 0	$ (0.02)	$ (0.01)
Weighted average number of shares outstanding (in Shares)	211,143,069	96,059,066	115,142,328	58,759,063

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Dividends [Member]	Total
Balance at Dec. 31, 2009	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2009	0	0
Issuance of common stock at $0.0001/$0.0001 per share	4,600		10,500			15,100
Issuance of common stock at $0.0001/$0.0001 per share (in Shares)	46,000,000
Cash dividends issued					(6,275)	(6,275)
Net loss				45,526		45,526
Balance at Dec. 31, 2010	4,600		10,500	45,526	(6,275)	54,351
Balance (in Shares) at Dec. 31, 2010	46,000,000
Issuance of common stock at $0.0001/$0.0001 per share	14,456	1,400	2,412,282			2,428,138
Issuance of common stock at $0.0001/$0.0001 per share (in Shares)	144,557,500	1,400,000
Issuance of convertible notes in connection with warrants issuance			42,500			42,500
Stock based compensation			11,491			11,491
Cash dividends issued					(16,000)	(16,000)
Stock dividend issued					(24,489)	(24,489)
Net loss				(2,163,658)		(2,163,658)
Balance at Dec. 31, 2011	19,056	1,400	2,476,773	(2,118,132)	(46,764)	332,333
Balance (in Shares) at Dec. 31, 2011	190,557,500	1,400,000
Issuance of convertible notes in connection with warrants issuance	5,975		175,702			235,452
Issuance of convertible notes in connection with warrants issuance (in Shares)	59,750,000
Issuance of convertible notes in connection with notes issuance	6,786		238,615			306,481
Issuance of convertible notes in connection with notes issuance (in Shares)	67,865,748
Stock based compensation	15,830	3,600	510,437			668,742
Stock based compensation (in Shares)	158,305,000	3,600,000
Reverse	(19,087)		19,087			(171,787)
Reverse (in Shares)	(190,874,048)
Net loss				(1,841,421)		(1,841,421)
Balance at Sep. 30, 2012	$ 28,560	$ 5,000	$ 3,677,658	$ (4,006,317)		$ (295,099)
Balance (in Shares) at Sep. 30, 2012	285,604,200	5,000,000

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parentheticals) (Common Class A [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common Class A [Member]
Share issuance, price per share (in Dollars per share)	$ 0.0001	$ 0.0001

CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities
Net Income(loss)	$ (1,841,421)	$ (679,360)
Adjustments to reconcile net income to net cash used by operating activities:
Depreciations on fixed assets	1,800
Amortizations on intangible assets	750	0
Derivative expense	120,795
Interest BCF	109,501
Impairment of acquired intangible assets	13,250
Loss on sale of plant, property & equipment	18,579
Common stock issuances for services contributed	937,783
Notes issued for legal services contributed	31,250
Changes in operating assets and liabilities:
Accounts receivable	17,120	(6,624)
Accounts payable	2,943	9,374
Accrued expenses	5,153	22,445
Net cash used by operating activities	(582,497)	(654,165)
Cash flows from investing activities
Purchase of plant, property & equipment	(268,521)	(70,742)
Purchase of minority interest of entity		(1,700,000)
Sale of plant, property & equipment	14,942
Net cash provided (used) by investing activities	(253,579)	(1,770,742)
Cash flows from financing activities
Proceeds from notes payable	535,436	256,983
Proceeds from stock issaunces	430,350	2,193,025
Repayment from notes payable	(67,450)
Cash dividend paid		(30,000)
Net cash provided by financing activities	898,336	2,420,008
Net change in cash and cash equivalent	62,260	(4,899)
Cash and cash equivalent at the beginning of year	793	5,522
Cash and cash equivalent at the end of year	63,053	623
Cash paid during the period for:
Interest	0	0
Income taxes	0	0
Supplemental non-cash investing and financing activities:
Issuance of common stock for services contributed	937,783
Issuance of notes for services contributed	31,250
BCF note discount	109,501
BCF note that converted to class A common stock	124,948
Common stocks cancelled with subscription receivable	(218,200)
Subscription receivable compensated with professional service contributed	$ 131,800

Note 1 - Nature of Operations	9 Months Ended
Sep. 30, 2012
Nature of Operations [Text Block]
Note 1 – Nature of Operations

The Graystone Company, Inc. (“Graystone”, “we”, “us”, “our”, the "Company" or the "Registrant") was originally incorporated in the State of New York on May 27, 2010 under the name of Argentum Capital, Inc.   Graystone was reincorporated in Delaware on January 10, 2011 and subsequently we changed our name to The Graystone Company, Inc on January 14, 2011.  Graystone is domiciled in the state of Delaware, and its corporate headquarters are located in Las Vegas, Nevada.

The Graystone Company, Inc. is a holding company whose primary operating activities involve acquiring and developing mining properties amenable to low cost production.  In January 2012, the Company launched a new division that sells gold, silver and other precious metals to retail buyers.  The Company also operates other divisions that include a marketing division, real estate division, and consulting division.

The Graystone Company, Inc. has two dormant subsidiaries as indicated below,

•	Grupo Minero Inca S.A., - a Peru Corporation with equity interest of 100%

•	Graystone Mining Company – a Nevada Corporation with equity interest of 100%

Going Concern

The Company's financial statements are prepared using accounting principles generally accepted in the United States of America or GAAP applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, the Company does not have significant cash or other current assets, nor does it have an established source of revenues sufficient to cover its operating costs and to allow it to continue as a going concern.

Under the going concern assumption, an entity is ordinarily viewed as continuing in business for the foreseeable future with neither the intention nor the necessity of liquidation, ceasing trading, or seeking protection from creditors pursuant to laws or regulations. Accordingly, assets and liabilities are recorded on the basis that the entity will be able to realize its assets and discharge its liabilities in the normal course of business.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plan described in the preceding paragraph and eventually attain profitable operations. The accompanying financial statements do not include any adjustments that may be necessary if the Company is unable to continue as a going concern.

In the coming year, the Company’s foreseeable cash requirements will relate to continual development of the operations of its business, maintaining its good standing and making the requisite filings with the Securities and Exchange Commission, and the payment of expenses associated with operations and business developments. The Company may experience a cash shortfall and be required to raise additional capital.

Historically, it has mostly relied upon internally generated funds such as shareholder loans and advances to finance its operations and growth. Management may raise additional capital by retaining net earnings or through future public or private offerings of the Company’s stock or through loans from private investors, although there can be no assurance that it will be able to obtain such financing. The Company’s failure to do so could have a material and adverse effect upon it and its shareholders.

Note 2 - Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Text Block]
Note 2 – Significant Accounting Policies

Accounting Method

The Company's financial statements are prepared using the accrual method of accounting.  The Company has elected a fiscal year ending on December 31.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable and accounts payable.  The Company believes that the recorded values of all of its other financial instruments approximate their fair values because of their nature and respective maturity dates or durations. The fair value of our long-term debt is determined by using estimated market prices. Assets and liabilities measured at fair value are categorized based on whether or not the inputs are observable in the market and the degree that the inputs are observable. The categorization of financial instruments within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is prioritized into three levels (with Level 3 being the lowest) defined as follows:

Level 1: Inputs are based on quoted market prices for identical assets or liabilities in active markets at the measurement date.

Level 2: Inputs include quoted prices for similar assets or liabilities in active markets and/or quoted prices for identical or similar assets or liabilities in markets that are not active near the measurement date.

Level 3: Inputs include management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are unobservable in the market and significant to the instrument’s valuation.

The fair value of the majority of our cash equivalents was determined based on “Level 1” inputs. The Company does not have any marketable securities in the “Level 2” and “Level 3” category. The Company believes that the recorded values of all our other financial instruments approximate their current fair values because of their nature and respective relatively short maturity dates or durations.

The carrying value of financial assets and liabilities recorded at fair value is measured on a recurring or nonrecurring basis. Financial assets and liabilities measured on a non-recurring basis are those that are adjusted to fair value when a significant event occurs. The Company had no financial assets or liabilities carried and measured on a nonrecurring basis during the reporting periods. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared. The Company does not have financial assets as an investment carried at fair value on a recurring basis as of December 31, 2011 and 2010.

The availability of inputs observable in the market varies from instrument to instrument and depends on a variety of factors including the type of instrument, whether the instrument is actively traded, and other characteristics particular to the transaction. For many financial instruments, pricing inputs are readily observable in the market, the valuation methodology used is widely accepted by market participants, and the valuation does not require significant management discretion. For other financial instruments, pricing inputs are less observable in the market and may require management judgment. As of December 31, 2011 and 2010, the Company has assets and liabilities in cash, various receivables, property and equipments, and various payables. Management believes that they are being presented at their fair market value.

Income Taxes

In accordance with Accounting Standards Codification (“ASC”) Topic 740, “Income Taxes” (“ASC 740”), the Company accounts for income taxes using an asset and liability approach, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s Consolidated Financial Statements, but have not been reflected in the Company's taxable income.  A valuation allowance has been established to reduce deferred tax assets to their estimated realizable value.  Therefore, the Company provides a valuation allowance to the extent that the Company does not believe it is more likely than not that it will generate sufficient taxable income in future periods to realize the benefit of its deferred tax assets.  The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.  Cash and cash equivalents may at times exceed Federally-insured limits. To minimize this risk, the Company places its cash and cash equivalents with high credit quality institutions.

Accounts Receivable

Accounts receivable, if any, is carried at the expected net realizable value. The allowance for doubtful accounts, when determined, will be based on management’s assessment of the collectability of specific customer accounts and the aging of the accounts receivables. If there were a deterioration of a major customer’s creditworthiness, or actual defaults were higher than historical experience, our estimates of the recoverability of the amounts due to us could be overstated, which could have a negative impact on operations. As of September 30, 2012 and December 2011, the balances of accounts receivable were $28,830 and $17,120, respectively.

Notes Payable

Notes payable is classified as current if the maturity date is within 12 months after September 30, 2012, and otherwise it is classified as non-current.

Revenue Recognition

The Company has four different divisions. The revenue recognition methods for each division are indicated below.

Natural Resources Division - This division began operating in January 2011and operates the Company’s wholly owned subsidiary Graystone Mining, Inc., a Nevada Company.   This Division is engaged in the business of acquiring gold, silver, precious metal and gems and other mineral properties with proven and/or probable reserves.  The Company has currently begun mining operations in Peru.  The Company's Natural Resources Division is a mine processing entity whereby we locate and extract mineral deposits for refining. Revenue is recognized when products are shipped or delivered if not shipped.

Non-operating divisions:

Marketing Division - This division operates under d/b/a paypercallexchange.com. This division began operating in July 2010.  The division serves as an advertising and customer acquisition firm for 3rd party entities.  The Company places generic interactive advertisements through our proprietary process and technologies, in numerous mediums, e.g. print, web, Skype and mobile. Revenue is recognized when the call is generated and transferred to one of the clients.  The Company shut down this division during the 3rd quarter 2012.

Consulting Division - This division operates under d/b/a Graystone Ventures.  Graystone Ventures began operating in November 2010.  This division is a strategic, financial and operational consulting entity, which allows clients to outsource aspects of their business.  This division focuses primarily on early staged companies and public companies in the nano-cap and micro-cap but also assists growth and mature companies as well.  This division provides services in the areas of marketing, sales and operations. Revenue is recognized when consulting services are provided to clients. The Company shut down this division during the 3rd quarter 2012.

Real Estate Division - This division began operations in January 2011 and acquired its initial property on March 30, 2011.  On March 30, 2011, the Company retained the services of a consultant to manage its properties and locate additional properties in the Fort Wayne, Indiana area.  Revenue is recognized when management services are provided to clients. The Company shut down this division during the 3rd quarter 2012.

Equity Warrants

The Company has issued warrants to purchase shares of its common stock in connection with convertible notes. In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from the notes were allocated based on the relative fair values of the notes without the warrants issued in conjunction with the notes and of the warrants themselves at the time of issuance. The Company records the fair value of the warrants at the time of issuance as additional paid in capital and as a debt discount to the notes.  The Company amortizes this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrants with the convertible notes, a beneficial conversion option is recorded as a debt discount reflecting the incremental conversion option intrinsic value of the conversion option provided to the holders of the notes. Company also amortizes this debt discount as interest expense over the life of the notes.  The intrinsic value of each conversion option was calculated as the difference between the effective conversion price and the fair value of the common stock, multiplied by the number of shares into which the note is convertible.

Stock-Based Compensation

The Company accounts for share-based payments, including grants of stock options to employees, consultants and non-employees; moreover, the Company issues warrants to the consultants and related parties.  The Company is required to estimate the fair value of share-based awards and warrants on the date of grant. The value of the award is principally recognized as expense ratably over the requisite service periods. The Company has estimated the fair value of stock options and warrants as of the date of grant or assumption using the Black-Scholes option pricing model, which was developed for use in estimating the value of traded options that have no vesting restrictions and that are freely transferable. The Black-Scholes model requires the input of certain assumptions.  Changes in the assumptions used in Black-Scholes model can materially affect the fair value estimates. The Company evaluates the assumptions used to value stock options on an annual basis. The expected term of stock options represents the weighted average period the stock options are expected to remain outstanding.

The expected term is based on the observed and expected time to exercise and post-vesting cancellations of options by employees.  Upon the adoption of the accounting guidance, the Company continued to use historical volatility in deriving its expected volatility assumption as allowed under GAAP because it believes that future volatility over the expected term of the stock options is not likely to differ materially from the past. The risk-free interest rate assumption is based on 5-year U.S Treasury zero-coupon rates appropriate for the expected term of the stock options. The expected dividend assumption is based on the history and expectation of dividend payouts.  The fair values generated by the Black-Scholes model may not be indicative of the actual fair values of the equity awards, as the Company does not consider other factors important to those awards to employees, such as continued employment, periodic vesting requirements and limited transferability.

Litigation and Settlement Costs

Legal costs are expensed as incurred. The Company records a charge equal to at least the minimum estimated liability for a loss contingency when both of the following conditions are met: (i) information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements and (ii) accrue the best estimate within a range of loss if there is a loss or, when there is no amount within a range that forms a better estimate, the Company will accrue the minimum amount in the range. The Company is not presently involved in any legal proceedings, litigation or other legal actions

Research and Development Costs

Costs associated with the development of the Company’s products are charged to expense as incurred. $90,805 and $182,945 were incurred in the period ended September 30, 2012 and 2011, respectively.

Recently issued accounting standards

In September 2011, the FASB issued ASU No. 2011-8, Intangibles—Goodwill and Other (Topic 350) - Testing Goodwill for Impairment, that provides guidance on testing goodwill for impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit (if any). If an entity determines that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The new guidance will be effective for us beginning January 1, 2012.

In June 2011, the Financial Accounting Standards Board, or FASB, issued guidance regarding the presentation of comprehensive income. The new standard requires the presentation of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive incomer in two separate but consecutive statements. The updated guidance is effective on a retrospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. We adopted the provisions of this guidance effective January 1, 2012, as reflected in the unaudited condensed consolidated statements of comprehensive income herein.

Note 3 - Other Intangible Assets	9 Months Ended
Sep. 30, 2012
Intangible Assets Disclosure [Text Block]
Note 3 – Other Intangible Assets

Other intangible assets: Consist of trade secrets and technology cost pending further validation. Estimated useful lives are 15 years.

The Company reviews the carrying values of long-lived assets whenever events and circumstances, such as reductions in demand, lower projections of profitability, significant changes in the manner of our use of acquired assets, or significant negative industry or economic trends, indicate that the net book value of an asset may not be recovered through expected undiscounted future cash flows from its use and eventual disposition. If this review indicates that there is impairment, the impaired asset is written down to its fair value, which is typically calculated using: (i) quoted market prices and/or (ii) discounted expected future cash flows. The Company estimates regarding future anticipated revenue and cash flows, the remaining economic life of the products and technologies, or both, may differ from those used to assess the recoverability of assets. In that event, impairment charges or shortened useful lives of certain long-lived assets may be required, resulting in a reduction in net income or an increase to net loss in the period when such determinations are made.  As of September 30, 2012 the Company wrote off the intangible assets since the Company ceased operations that used the intangible assets.

	2012	2011

Definite-lived intangibles	15,000	15,000
Accumulated amortization/Write off	(15,000)	1,000
Definite-lived intangibles, net	0	14,000

Total other intangible assets	$0	$14,000

Definite-lived intangibles approximate remaining weighted average useful life in years.

Note 4 - Common Stock	9 Months Ended
Sep. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]
Note 4 – Common Stock

The Company is authorized to issue 5,000,000,000 shares of Class A Common Stock, Class A, with a par value of $0.0001. The Company's board of directors and majority of its Class A Common Stock holders approved a reverse split of 400:1 for all shares issued and outstanding as of March 27, 2012. The reverse split will be effective at May 14, 2012. Therefore, in the period ended September 30, 2012, the company issued a total of 285,604,200 Class A Common Stock shares.  As of September 30, 2012, the Company had the authority to issue to 700,000,000 shares of Class A Common Stock, Class A, with a par value of $0.0001.  However, on December 27, 2012, the Company’s board of directors and a majority of its Class A Shareholders approve to amend the Company Articles of Incorporation to authorize the issuance of up to  5,000,000,000 shares of Class A Common Stock, Class A, with a par value of $0.0001.

Date	Category(in exchange for)
5/14/2012	Reverse	(190,874,048)
5/14/2012	Services	64,100,000
5/31/2012	Services	200,000
6/5/2012	Cash/Services	3,000,000
6/11/2012	Convertible Notes	3,181,818
6/14/2012	Services	250,000
6/19/2012	Cash/Services	1,750,000
6/21/2012	Convertible Notes	3,214,286
	Subtotal	(115,177,944)

	Shares issued in the beginning balance	191,352,500
	Total Class A Common Stock Shares Issued in first Quarter 2012	(115,177,944)
	Shares issued as of June 30, 2012	76,174,556
7/5/2012	Services	25,000,000
7/5/2012	Services	25,000,000
7/5/2012	Convertible Notes	3,235,294
7/6/2012	Services	1,655,000
7/10/2012	Services	10,000,000
7/10/2012	Services	10,000,000
7/11/2012	Convertible Notes	3,235,294
7/11/2012	Services	2,000,000
7/11/2012	Cash/Services	5,000,000
7/13/2012	Convertible Notes	3,235,294
7/17/2012	Convertible Notes	3,235,294
7/24/2012	Convertible Notes	3,235,294
7/27/2012	Cash/Services	5,000,000
8/1/2012	Convertible Notes	3,235,294
8/7/2012	Convertible Notes	3,263,158
8/8/2012	Cash/Services	5,000,000
8/10/2012	Convertible Notes	3,263,158
8/13/2012	Cash/Services	5,000,000
8/15/2012	Services	200,000
8/15/2012	Services	1,655,000
8/15/2012	Services	200,000
8/15/2012	Cash/Services	5,000,000
8/21/2012	Services	8,000,000
8/21/2012	Services	8,000,000
8/21/2012	Convertible Notes	8,842,105
8/27/2012	Convertible Notes	4,105,263
8/28/2012	Convertible Notes	2,941,176
9/1/2012	Services	625,000
9/1/2012	Services	625,000
9/4/2012	Cash/Services	10,000,000
9/5/2012	Convertible Notes	4,947,368
9/11/2012	Convertible Notes	4,347,826
9/12/2012	Convertible Notes	6,521,739
9/13/2012	Convertible Notes	3,826,087
9/21/2012	Cash/Services	20,000,000
	Subtotal	209,429,644

	Shares issued in the beginning balance	76,174,556
	Total Class A Common Stock Shares Issued in 3rd Quarter 2012	209,429,644
	Shares issued as of September 30, 2012	285,604,200

The Company is authorized to issue 5,000,000 shares of Class B Common Stock, Par Value with a par value of $0.001.  The Class B shares do not have the right to convert into Series A.  Additionally, the Series B votes with the Common A shareholders, unless prohibited by law, and have voting rights equal to 100 votes for each share of Class B Common Stock.  In the period ended September 30, 2012, the company issued a total of 3,600,000 Class B Common Stock shares.

Note 5 - Dividends	9 Months Ended
Sep. 30, 2012
Dividends Disclosure [Text Block]	Note 5 – Dividends The Company did not declare or issue any dividends in the quarter ending September 30, 2012.

Note 6- Commitments and legal proceedings	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
Note  6 – Commitments and legal proceedings

Legal Proceedings

The Company is not presently involved in any legal proceedings and was not involved in any such legal proceedings during the year ended September 30, 2012.

Indemnification

Under the indemnification provisions of the Company’s customer agreements, the Company agrees to indemnify and defend its customers against infringement of any patent, trademark, or copyright of any country or the misappropriation of any trade secret, arising from the customers’ legal use of the Company’s services. Exposure to the Company under these indemnification provisions is generally limited to the total amount paid by the customers under pertinent agreements. However, certain indemnification provisions potentially expose the Company to losses in excess of the aggregate amount received from the customer. To date, there have been no claims against the Company or its customers pertaining to such indemnification provisions and no amounts have been recorded

Note 7 - Fair Value Measurements	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Text Block]
Note 7 – Fair Value Measurements

Determination of fair value

Cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

Assets Measured at Fair Value on a Recurring Basis

As of June 30, 2012, none of the Company’s cash balances were invested in financial instruments. The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments as of June 30, 2012:

As of September 30, 2012
	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents:

Cash (1)	$63,053	$63,053	-	-

(1) Included in Cash and cash equivalents on the Company’s Condensed Consolidated Balance Sheets.

Cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include money market securities. The Company reviewed its financial and non-financial assets and liabilities for the year ended September 30, 2012 and concluded that there were no material impairment charges during each of these periods.

Note 8 - Convertible Notes Payable	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Text Block]
Note 8 – Convertible Notes Payable

Asher November 29, 2011 convertible note.  On November 29, 2011 the Company received a note in the amount of $42,500 from Asher Enterprises, Inc.  The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on September 5, 2012. The note is convertible into shares of Class A Common Stock, $0.0001 par value per share.

Conversion Rights: At any time on or prior to the Maturity Date, subject to the written consent of the Company, all or any portion of the then outstanding Principal Amount and accrued but unpaid interest of the Notes may be converted (the "Optional Conversion") into a number of shares of the Company’s common stock (the "Optional Conversion Shares") equal to the amount of the then outstanding Principal Amount plus the then accrued but unpaid interest to be converted, divided by the Conversion Price which shall be $0.03 per Optional Conversion Share.

In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from Asher Enterprises were allocated based on the relative fair value of the note without the warrant issued in conjunction with the note and of the warrant itself at the time of issuance. We recorded the relative fair value of the warrant issued to Asher Enterprise in the amount of $14,986 as a debt discount upon issuance, and amortized this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrant with the subordinated convertible promissory note, a beneficial conversion option was recorded as a debt discount reflecting the incremental intrinsic value benefit of $27,514, at the time of issuance provided to the holder of the note, which was also amortized as interest expense over the life of the note.  The convertible notes was converted to common stocks on June 5, 2012.  We recorded zero interest expense for the three months ended September 30, 2012 and 2011 in connection with the Asher note.  As the convertible notes was converted prior to the maturity date on September 5, 2012, the unamortized discount of $9,982 was reversed as a debt discount as of June 30, 2012.

Asher January 10, 2012 convertible note.  On January 10, 2012 the Company received a note in the amount of $32,500 from Asher Enterprises, Inc.  The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on October 12, 2012. The note is convertible into shares of Class A Common Stock, $0.0001 par value per share.

Conversion Rights: At any time on or prior to the Maturity Date, subject to the written consent of the Company, all or any portion of the then outstanding Principal Amount and accrued but unpaid interest of the Notes may be converted (the "Optional Conversion") into a number of shares of the Company’s common stock (the "Optional Conversion Shares") equal to the amount of the then outstanding Principal Amount plus the then accrued but unpaid interest to be converted, divided by the Conversion Price which shall be $0.03 per Optional Conversion Share.

In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from Asher Enterprises were allocated based on the relative fair value of the note without the warrant issued in conjunction with the note and of the warrant itself at the time of issuance. We recorded the relative fair value of the warrant issued to Asher Enterprise in the amount of $11,691 as a debt discount upon issuance, and amortized this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrant with the subordinated convertible promissory note, a beneficial conversion option was recorded as a debt discount reflecting the incremental intrinsic value benefit of $20,809, at the time of issuance provided to the holder of the note, which was also amortized as interest expense over the life of the note.  The convertible notes was converted to common stocks on July 16, 2012.  We recorded interest expense of $2,891 and zero, respectively, for the three months ended September 30, 2012 and 2011 in connection with the Asher note.  As the convertible notes was converted prior to the maturity date on September 5, 2012, the unamortized discount of $10,641 was reversed as a debt discount as of September 30, 2012.

Asher February 28, 2012 convertible note.  On February 28, 2012 the Company received a note in the amount of $32,500 from Asher Enterprises, Inc.  The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on November 30, 2012. The note is convertible into shares of Class A Common Stock, $0.0001 par value per share.

Conversion Rights: At any time on or prior to the Maturity Date, subject to the written consent of the Company, all or any portion of the then outstanding Principal Amount and accrued but unpaid interest of the Notes may be converted (the "Optional Conversion") into a number of shares of the Company’s common stock (the "Optional Conversion Shares") equal to the amount of the then outstanding Principal Amount plus the then accrued but unpaid interest to be converted, divided by the Conversion Price which shall be $0.03 per Optional Conversion Share.

In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from Asher Enterprises were allocated based on the relative fair value of the note without the warrant issued in conjunction with the note and of the warrant itself at the time of issuance. We recorded the relative fair value of the warrant issued to Asher Enterprise in the amount of $11,708 as a debt discount upon issuance, and amortized this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrant with the subordinated convertible promissory note, a beneficial conversion option was recorded as a debt discount reflecting the incremental intrinsic value benefit of $20,792, at the time of issuance provided to the holder of the note, which was also amortized as interest expense over the life of the note.  The convertible notes was converted to common stocks on July 16, 2012.  We recorded interest expense of $14,601 and zero, respectively, for the three months ended September 30, 2012 and 2011 in connection with the Asher note.  As the convertible notes was converted prior to the maturity date on September 3, 2012, the unamortized discount of $10,362 was reversed as a debt discount as of September 30, 2012.

Asher April 26, 2012 convertible note.  On April 26, 2012 the Company received a note in the amount of $47,500 from Asher Enterprises, Inc.  The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on January 30, 2013. The note is convertible into shares of Class A Common Stock, $0.0001 par value per share.

Conversion Rights: At any time on or prior to the Maturity Date, subject to the written consent of the Company, all or any portion of the then outstanding Principal Amount and accrued but unpaid interest of the Notes may be converted (the "Optional Conversion") into a number of shares of the Company’s common stock (the "Optional Conversion Shares") equal to the amount of the then outstanding Principal Amount plus the then accrued but unpaid interest to be converted, divided by the Conversion Price which shall be $0.01 per Optional Conversion Share.

In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from Asher Enterprises were allocated based on the relative fair value of the note without the warrant issued in conjunction with the note and of the warrant itself at the time of issuance. We recorded the relative fair value of the warrant issued to Asher Enterprise in the amount of $42,582 as a debt discount upon issuance, and amortized this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrant with the subordinated convertible promissory note, a beneficial conversion option was recorded as a debt discount reflecting the incremental intrinsic value benefit of $4,918, at the time of issuance provided to the holder of the note, which was also amortized as interest expense over the life of the note.  We recorded interest expense of $15,663 and zero, respectively, for the three months ended September 30, 2012 and 2011 in connection with the Asher note.

Asher June 21, 2012 convertible note.  On June 21, 2012 the Company received a note in the amount of $32,500 from Asher Enterprises, Inc.  The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on March 25, 2013. The note is convertible into shares of Class A Common Stock, $0.0001 par value per share.

Conversion Rights: At any time on or prior to the Maturity Date, subject to the written consent of the Company, all or any portion of the then outstanding Principal Amount and accrued but unpaid interest of the Notes may be converted (the "Optional Conversion") into a number of shares of the Company’s common stock (the "Optional Conversion Shares") equal to the amount of the then outstanding Principal Amount plus the then accrued but unpaid interest to be converted, divided by the Conversion Price which shall be $0.01 per Optional Conversion Share.

In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from Asher Enterprises were allocated based on the relative fair value of the note without the warrant issued in conjunction with the note and of the warrant itself at the time of issuance. We recorded the relative fair value of the warrant issued to Asher Enterprise in the amount of $30,631 as a debt discount upon issuance, and amortized this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrant with the subordinated convertible promissory note, a beneficial conversion option was recorded as a debt discount reflecting the incremental intrinsic value benefit of $1,869, at the time of issuance provided to the holder of the note, which was also amortized as interest expense over the life of the note.  We recorded interest expense of $10,717 and zero, respectively, for the three months ended September 30, 2012 and 2011 in connection with the Asher note.

Asher August 7, 2012 convertible note.  On August 7, 2012 the Company received a note in the amount of $32,500 from Asher Enterprises, Inc.  The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on May 9, 2013. The note is convertible into shares of Class A Common Stock, $0.0001 par value per share.

Conversion Rights: At any time on or prior to the Maturity Date, subject to the written consent of the Company, all or any portion of the then outstanding Principal Amount and accrued but unpaid interest of the Notes may be converted (the "Optional Conversion") into a number of shares of the Company’s common stock (the "Optional Conversion Shares") equal to the amount of the then outstanding Principal Amount plus the then accrued but unpaid interest to be converted, divided by the Conversion Price which shall be $0.01 per Optional Conversion Share.

In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from Asher Enterprises were allocated based on the relative fair value of the note without the warrant issued in conjunction with the note and of the warrant itself at the time of issuance. We recorded the relative fair value of the warrant issued to Asher Enterprise in the amount of $6,609 as a debt discount upon issuance, and amortized this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrant with the subordinated convertible promissory note, a beneficial conversion option was recorded as a debt discount reflecting the incremental intrinsic value benefit of $25,891, at the time of issuance provided to the holder of the note, which was also amortized as interest expense over the life of the note.  The convertible notes was converted to common stocks on July 16, 2012.  We recorded interest expense of $6,500 and zero, respectively, for the three months ended September 30, 2012 and 2011 in connection with the Asher note.

Asher August 27, 2012 convertible note.  On August 27, 2012 the Company received a note in the amount of $32,500 from Asher Enterprises, Inc.  The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on May 30, 2013. The note is convertible into shares of Class A Common Stock, $0.0001 par value per share.

Conversion Rights: At any time on or prior to the Maturity Date, subject to the written consent of the Company, all or any portion of the then outstanding Principal Amount and accrued but unpaid interest of the Notes may be converted (the "Optional Conversion") into a number of shares of the Company’s common stock (the "Optional Conversion Shares") equal to the amount of the then outstanding Principal Amount plus the then accrued but unpaid interest to be converted, divided by the Conversion Price which shall be $0.01 per Optional Conversion Share.

In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from Asher Enterprises were allocated based on the relative fair value of the note without the warrant issued in conjunction with the note and of the warrant itself at the time of issuance. We recorded the relative fair value of the warrant issued to Asher Enterprise in the amount of $6,670 as a debt discount upon issuance, and amortized this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrant with the subordinated convertible promissory note, a beneficial conversion option was recorded as a debt discount reflecting the incremental intrinsic value benefit of $25,830, at the time of issuance provided to the holder of the note, which was also amortized as interest expense over the life of the note.  The convertible notes was converted to common stocks on July 16, 2012.  We recorded interest expense of $4,004 and zero, respectively, for the three months ended September 30, 2012 and 2011 in connection with the Asher note.

The following table reflects the carrying values of our short-term notes payable as of September 30, 2012:

Current notes payable
	Total loan	Loan conversion to common stocks	Debt Discount	Net notes payable

Asher Graystone note 1	$(32,500.00)	$21,859.43	$(10,640.57)	$-
Asher Graystone note 2	(32,500)	22,138	(10,362)	-
Asher Graystone note 3	(42,500)	32,518	(9,982)	-
Asher Graystone note 4	(47,500)		20,771	(26,729)
Asher Graystone note 5	(32,500)		14,211	(18,289)
Asher Graystone note 6	(32,500)		26,000	(6,500)
Asher Graystone note 7	(32,500)		28,496	(4,004)
				-
Total convertible notes payable	$(252,500)	$76,515	$58,493	$(117,492)
Notes from related parties				(281,372)
Loans from shareholders				(115,373)
Other loan				(5,805)
Total short-term notes payable				$(520,042)

For the three months and nine months ended September 30, 2012, the total accrued interest and interest on beneifical conversion features was $50,595 and $109,501, respectively.

Moreover the following table summarizes the Future maturities of Loans Payable as of September 30, 2012 are as follows:

Principal
12/31/2012	$402,550
12/31/2013	117,492
12/31/2014	-
12/31/2015	-
12/31/2016	-
Thereafter	-
Total	$520,042

Note 9 - Segment Information	9 Months Ended
Sep. 30, 2012
Segment Reporting Disclosure [Text Block]
Note 9 – Segment Information

The Company has four (4) business segments: mining, paypercallexchange.com, consulting and real estate.  The Company is currently winding down all of its operations in paypercallexchange.com, consulting and real estate  and focusing its energy to its mining operations.  The Company’s chief operating decision-maker is its Chief Executive Officer. The Company’s Chief Executive Officer reviews financial information presented on a consolidated basis for purposes of evaluating financial performance and allocating resources, accompanied by information about revenue by geographic regions. The Company’s assets are primarily located in the United States of America and Peru and not allocated to any specific region and it does not measure the performance of its geographic regions based upon asset-based metrics. Therefore, geographic information is presented only for revenue. Revenue by geographic region is based on the ship to address on the customer order

The following present total revenue by geographic region for the period ended September 30, 2012.

Revenues:
	June 30, 2012	December 31, 2011
U.S. Sales	$79,348	$125,728
Oversea Sales	$9,294	$4,990

Total Sales	$88,422	$130,718

The decrease in US Sales is attributable to the fact that Company is winding down its operations related to paypercallexchange.com, real estate division and consulting division and redeploying those assets to it mining operations.

The following present total cost of goods sold by geographic region for the period ended September 30, 2012.

Sales by category
	Period Ending September 30,
	2012	2011
Paypercallexchange.com	$14,023	$31,472
Gold/Silver Sales	$41,256	$4,990
Other Income	$0	$1,320

Total Sales	$55,278	$37,782

Note 10 - Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Text Block]
Note 10 – Subsequent Events

The Company has evaluated events and transactions subsequent to September 30, 2012 to the date of issuance in accordance with ASC 855 “Subsequent Event”. We have had the following material subsequent event.

On January 7, 2013, the Company issued 10,444,414 shares of Class A Common stock at an applicable conversion price of $0.0018.  Asher Enterprises converted $17,500 of its note convertible in the amount of $32,500.  The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date.  This draw is against the note dated June 21, 2012 in the amount of $32,500.  There is $0 remaining on the note as this note has been fully converted.

On December 28, 2012, the Company issued 7,894,737 shares of Class A Common stock at an applicable conversion price of $0.0019.  Asher Enterprises converted $15,000 of its note convertible in the amount of $32,500.  The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date.  This draw is against the note dated June 21, 2012 in the amount of $32,500.

On December 19, 2012, the Company’s officers and directors have agreed to invest into the Company $50,000 for the initial investment for the joint venture in Suriname.  The Company agreed to issue 25,000,000 shares of its Series A Preferred Stock in exchange for this investment.

On December 6, 2012, the Renard Properties, LLC (a 10% shareholder and beneficially owned by our CEO Paul Howarth) purchased 6,000,000 shares for $38,000 or a price per share of $.006.  The shares will be restricted until December 31, 2015.

On December 6, 2012, JW Group, Inc.  (a 10% shareholder and beneficially owned by our CFO Joseph Mezey) purchased 6,000,000  shares for $38,000 or a price per share of $.006.  The shares will be restricted until December 31, 2015.

On December 10, 2012, the Renard Properties, LLC (a 10% shareholder and beneficially owned by our CEO Paul Howarth) purchased 3,000,000 shares for $13,500 or a price per share of $.0045.  The shares will be restricted until December 31, 2015.

On December 10, 2012, JW Group, Inc.  (a 10% shareholder and beneficially owned by our CFO Joseph Mezey) purchased 3,000,000  shares for $13,500 or a price per share of $.0045.  The shares will be restricted until December 31, 2015.

On December 3, 2012, the Company closed on a Securities Purchase Agreement (“Purchase Agreement”) with Asher Enterprises, Inc., a Delaware corporation (“Asher”), relating to the issuance and sale to Asher of an unsecured convertible promissory note (the “Note”) in a private transaction (the “Transaction”) with a principal amount of $32,500. The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on September 5, 2013. The Company received net proceeds of $30,000 from the Transaction, which will be used as general working capital.  The Purchase Agreement includes customary representations, warranties and covenants.   In connection with the Transaction, the Company issued Asher the Note.  Interest on the Note accrues at a rate of 8% annually. The principal amount of the Note together with interest may be converted into shares of the Company's common stock, par value $0.0001 (“Common Stock”), at the option of the Asher at a conversion price equal to fifty-five percent (55%) of the Market Price (as defined in the Note) for the Common Stock during the ten trading days prior to the conversion.

On November 13, 2012, the Company issued 4,000,000 shares of Class A Common stock at an applicable conversion price of $0.004. Asher Enterprises converted $16,000 of its note convertible in the amount of $47,500. The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date. This draw is against the note dated April 26 2012 in the amount of $47,500. There is $16,500 remaining on the note.

On November 5, 2012, the Company issued 3,846,154 shares of Class A Common stock at an applicable conversion price of $0.0039. Asher Enterprises converted $15,000 of its note convertible in the amount of $47,500. The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date. This draw is against the note dated April 26 2012 in the amount of $47,500. .

On November 5, 2012, the Company and its CEO and CFO agreed to a revolving line of credit in the amount of $100,000. The Company’s CEO and CFO will provide a line of credit to the Company in the total amount of $100,000 which shall be used for short term cash flows needs and shall bear no interest.

On October 5, 2012, the Company closed on a Securities Purchase Agreement (“Purchase Agreement”) with Asher Enterprises, Inc., a Delaware corporation (“Asher”), relating to the issuance and sale to Asher of an unsecured convertible promissory note (the “Note”) in a private transaction (the “Transaction”) with a principal amount of $32,500. The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on July 10, 2013. The Company received net proceeds of $30,000 from the Transaction, which will be used as general working capital.  The Purchase Agreement includes customary representations, warranties and covenants.   In connection with the Transaction, the Company issued Asher the Note.  Interest on the Note accrues at a rate of 8% annually. The principal amount of the Note together with interest may be converted into shares of the Company's common stock, par value $0.0001 (“Common Stock”), at the option of the Asher at a conversion price equal to fifty-five percent (55%) of the Market Price (as defined in the Note) for the Common Stock during the ten trading days prior to the conversion.

On October 1, 2012, the Company received a loan from Renard Properties for $40,000 which was used to purchase mining equipment in Peru.

On October 1, 2012, the Company received a loan from JW Group for $40,000 which was used to purchase mining equipment in Peru.

Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2012
Basis of Accounting, Policy [Policy Text Block]	Accounting Method The Company's financial statements are prepared using the accrual method of accounting. The Company has elected a fiscal year ending on December 31
Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable and accounts payable.  The Company believes that the recorded values of all of its other financial instruments approximate their fair values because of their nature and respective maturity dates or durations. The fair value of our long-term debt is determined by using estimated market prices. Assets and liabilities measured at fair value are categorized based on whether or not the inputs are observable in the market and the degree that the inputs are observable. The categorization of financial instruments within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is prioritized into three levels (with Level 3 being the lowest) defined as follows:

Level 1: Inputs are based on quoted market prices for identical assets or liabilities in active markets at the measurement date.

Level 2: Inputs include quoted prices for similar assets or liabilities in active markets and/or quoted prices for identical or similar assets or liabilities in markets that are not active near the measurement date.

Level 3: Inputs include management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are unobservable in the market and significant to the instrument’s valuation.

The fair value of the majority of our cash equivalents was determined based on “Level 1” inputs. The Company does not have any marketable securities in the “Level 2” and “Level 3” category. The Company believes that the recorded values of all our other financial instruments approximate their current fair values because of their nature and respective relatively short maturity dates or durations.

The carrying value of financial assets and liabilities recorded at fair value is measured on a recurring or nonrecurring basis. Financial assets and liabilities measured on a non-recurring basis are those that are adjusted to fair value when a significant event occurs. The Company had no financial assets or liabilities carried and measured on a nonrecurring basis during the reporting periods. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared. The Company does not have financial assets as an investment carried at fair value on a recurring basis as of December 31, 2011 and 2010.

The availability of inputs observable in the market varies from instrument to instrument and depends on a variety of factors including the type of instrument, whether the instrument is actively traded, and other characteristics particular to the transaction. For many financial instruments, pricing inputs are readily observable in the market, the valuation methodology used is widely accepted by market participants, and the valuation does not require significant management discretion. For other financial instruments, pricing inputs are less observable in the market and may require management judgment. As of December 31, 2011 and 2010, the Company has assets and liabilities in cash, various receivables, property and equipments, and various payables. Management believes that they are being presented at their fair market value.

Income Tax, Policy [Policy Text Block]
Income Taxes

In accordance with Accounting Standards Codification (“ASC”) Topic 740, “Income Taxes” (“ASC 740”), the Company accounts for income taxes using an asset and liability approach, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s Consolidated Financial Statements, but have not been reflected in the Company's taxable income.  A valuation allowance has been established to reduce deferred tax assets to their estimated realizable value.  Therefore, the Company provides a valuation allowance to the extent that the Company does not believe it is more likely than not that it will generate sufficient taxable income in future periods to realize the benefit of its deferred tax assets.  The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.  Cash and cash equivalents may at times exceed Federally-insured limits. To minimize this risk, the Company places its cash and cash equivalents with high credit quality institutions.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable

Accounts receivable, if any, is carried at the expected net realizable value. The allowance for doubtful accounts, when determined, will be based on management’s assessment of the collectability of specific customer accounts and the aging of the accounts receivables. If there were a deterioration of a major customer’s creditworthiness, or actual defaults were higher than historical experience, our estimates of the recoverability of the amounts due to us could be overstated, which could have a negative impact on operations. As of September 30, 2012 and December 2011, the balances of accounts receivable were $28,830 and $17,120, respectively.

Debt, Policy [Policy Text Block]	Notes Payable Notes payable is classified as current if the maturity date is within 12 months after September 30, 2012, and otherwise it is classified as non-current.
Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company has four different divisions. The revenue recognition methods for each division are indicated below.

Natural Resources Division - This division began operating in January 2011and operates the Company’s wholly owned subsidiary Graystone Mining, Inc., a Nevada Company.   This Division is engaged in the business of acquiring gold, silver, precious metal and gems and other mineral properties with proven and/or probable reserves.  The Company has currently begun mining operations in Peru.  The Company's Natural Resources Division is a mine processing entity whereby we locate and extract mineral deposits for refining. Revenue is recognized when products are shipped or delivered if not shipped.

Non-operating divisions:

Marketing Division - This division operates under d/b/a paypercallexchange.com. This division began operating in July 2010.  The division serves as an advertising and customer acquisition firm for 3rd party entities.  The Company places generic interactive advertisements through our proprietary process and technologies, in numerous mediums, e.g. print, web, Skype and mobile. Revenue is recognized when the call is generated and transferred to one of the clients.  The Company shut down this division during the 3rd quarter 2012.

Consulting Division - This division operates under d/b/a Graystone Ventures.  Graystone Ventures began operating in November 2010.  This division is a strategic, financial and operational consulting entity, which allows clients to outsource aspects of their business.  This division focuses primarily on early staged companies and public companies in the nano-cap and micro-cap but also assists growth and mature companies as well.  This division provides services in the areas of marketing, sales and operations. Revenue is recognized when consulting services are provided to clients. The Company shut down this division during the 3rd quarter 2012.

Real Estate Division - This division began operations in January 2011 and acquired its initial property on March 30, 2011.  On March 30, 2011, the Company retained the services of a consultant to manage its properties and locate additional properties in the Fort Wayne, Indiana area.  Revenue is recognized when management services are provided to clients. The Company shut down this division during the 3rd quarter 2012.

Warrants Policy [Policy Text Block]
Equity Warrants

The Company has issued warrants to purchase shares of its common stock in connection with convertible notes. In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from the notes were allocated based on the relative fair values of the notes without the warrants issued in conjunction with the notes and of the warrants themselves at the time of issuance. The Company records the fair value of the warrants at the time of issuance as additional paid in capital and as a debt discount to the notes.  The Company amortizes this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrants with the convertible notes, a beneficial conversion option is recorded as a debt discount reflecting the incremental conversion option intrinsic value of the conversion option provided to the holders of the notes. Company also amortizes this debt discount as interest expense over the life of the notes.  The intrinsic value of each conversion option was calculated as the difference between the effective conversion price and the fair value of the common stock, multiplied by the number of shares into which the note is convertible.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company accounts for share-based payments, including grants of stock options to employees, consultants and non-employees; moreover, the Company issues warrants to the consultants and related parties.  The Company is required to estimate the fair value of share-based awards and warrants on the date of grant. The value of the award is principally recognized as expense ratably over the requisite service periods. The Company has estimated the fair value of stock options and warrants as of the date of grant or assumption using the Black-Scholes option pricing model, which was developed for use in estimating the value of traded options that have no vesting restrictions and that are freely transferable. The Black-Scholes model requires the input of certain assumptions.  Changes in the assumptions used in Black-Scholes model can materially affect the fair value estimates. The Company evaluates the assumptions used to value stock options on an annual basis. The expected term of stock options represents the weighted average period the stock options are expected to remain outstanding.

The expected term is based on the observed and expected time to exercise and post-vesting cancellations of options by employees.  Upon the adoption of the accounting guidance, the Company continued to use historical volatility in deriving its expected volatility assumption as allowed under GAAP because it believes that future volatility over the expected term of the stock options is not likely to differ materially from the past. The risk-free interest rate assumption is based on 5-year U.S Treasury zero-coupon rates appropriate for the expected term of the stock options. The expected dividend assumption is based on the history and expectation of dividend payouts.  The fair values generated by the Black-Scholes model may not be indicative of the actual fair values of the equity awards, as the Company does not consider other factors important to those awards to employees, such as continued employment, periodic vesting requirements and limited transferability.

Legal Costs, Policy [Policy Text Block]
Litigation and Settlement Costs

Legal costs are expensed as incurred. The Company records a charge equal to at least the minimum estimated liability for a loss contingency when both of the following conditions are met: (i) information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements and (ii) accrue the best estimate within a range of loss if there is a loss or, when there is no amount within a range that forms a better estimate, the Company will accrue the minimum amount in the range. The Company is not presently involved in any legal proceedings, litigation or other legal actions

Research and Development Expense, Policy [Policy Text Block]
Research and Development Costs

Costs associated with the development of the Company’s products are charged to expense as incurred. $90,805 and $182,945 were incurred in the period ended September 30, 2012 and 2011, respectively.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently issued accounting standards

In September 2011, the FASB issued ASU No. 2011-8, Intangibles—Goodwill and Other (Topic 350) - Testing Goodwill for Impairment, that provides guidance on testing goodwill for impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit (if any). If an entity determines that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The new guidance will be effective for us beginning January 1, 2012.

In June 2011, the Financial Accounting Standards Board, or FASB, issued guidance regarding the presentation of comprehensive income. The new standard requires the presentation of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive incomer in two separate but consecutive statements. The updated guidance is effective on a retrospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. We adopted the provisions of this guidance effective January 1, 2012, as reflected in the unaudited condensed consolidated statements of comprehensive income herein.

Note 3 - Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The Company reviews the carrying values of long-lived assets whenever events and circumstances, such as reductions in demand, lower projections of profitability, significant changes in the manner of our use of acquired assets, or significant negative industry or economic trends, indicate that the net book value of an asset may not be recovered through expected undiscounted future cash flows from its use and eventual disposition. If this review indicates that there is impairment, the impaired asset is written down to its fair value, which is typically calculated using: (i) quoted market prices and/or (ii) discounted expected future cash flows. The Company estimates regarding future anticipated revenue and cash flows, the remaining economic life of the products and technologies, or both, may differ from those used to assess the recoverability of assets. In that event, impairment charges or shortened useful lives of certain long-lived assets may be required, resulting in a reduction in net income or an increase to net loss in the period when such determinations are made. As of September 30, 2012 the Company wrote off the intangible assets since the Company ceased operations that used the intangible assets.

	2012	2011

Definite-lived intangibles	15,000	15,000
Accumulated amortization/Write off	(15,000)	1,000
Definite-lived intangibles, net	0	14,000

Total other intangible assets	$0	$14,000

Note 4 - Common Stock (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
The Company is authorized to issue 700,000,000 shares of Class A Common Stock, Class A, with a par value of $0.001. The Company's board of directors and majority of its Class A Common Stock holders approved a reverse split of 400:1 for all shares issued and outstanding as of March 27, 2012. The reverse split will be effective at May 14, 2012. Therefore, in the period ended September 30, 2012, the company issued a total of 285,604,200 Class A Common Stock shares.

Date	Category(in exchange for)
5/14/2012	Reverse	(190,874,048)
5/14/2012	Services	64,100,000
5/31/2012	Services	200,000
6/5/2012	Cash/Services	3,000,000
6/11/2012	Convertible Notes	3,181,818
6/14/2012	Services	250,000
6/19/2012	Cash/Services	1,750,000
6/21/2012	Convertible Notes	3,214,286
	Subtotal	(115,177,944)

	Shares issued in the beginning balance	191,352,500
	Total Class A Common Stock Shares Issued in first Quarter 2012	(115,177,944)
	Shares issued as of June 30, 2012	76,174,556
7/5/2012	Services	25,000,000
7/5/2012	Services	25,000,000
7/5/2012	Convertible Notes	3,235,294
7/6/2012	Services	1,655,000
7/10/2012	Services	10,000,000
7/10/2012	Services	10,000,000
7/11/2012	Convertible Notes	3,235,294
7/11/2012	Services	2,000,000
7/11/2012	Cash/Services	5,000,000
7/13/2012	Convertible Notes	3,235,294
7/17/2012	Convertible Notes	3,235,294
7/24/2012	Convertible Notes	3,235,294
7/27/2012	Cash/Services	5,000,000
8/1/2012	Convertible Notes	3,235,294
8/7/2012	Convertible Notes	3,263,158
8/8/2012	Cash/Services	5,000,000
8/10/2012	Convertible Notes	3,263,158
8/13/2012	Cash/Services	5,000,000
8/15/2012	Services	200,000
8/15/2012	Services	1,655,000
8/15/2012	Services	200,000
8/15/2012	Cash/Services	5,000,000
8/21/2012	Services	8,000,000
8/21/2012	Services	8,000,000
8/21/2012	Convertible Notes	8,842,105
8/27/2012	Convertible Notes	4,105,263
8/28/2012	Convertible Notes	2,941,176
9/1/2012	Services	625,000
9/1/2012	Services	625,000
9/4/2012	Cash/Services	10,000,000
9/5/2012	Convertible Notes	4,947,368
9/11/2012	Convertible Notes	4,347,826
9/12/2012	Convertible Notes	6,521,739
9/13/2012	Convertible Notes	3,826,087
9/21/2012	Cash/Services	20,000,000
	Subtotal	209,429,644

	Shares issued in the beginning balance	76,174,556
	Total Class A Common Stock Shares Issued in 3rd Quarter 2012	209,429,644
	Shares issued as of September 30, 2012	285,604,200

Note 7 - Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of June 30, 2012, none of the Company’s cash balances were invested in financial instruments. The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments as of June 30, 2012:

As of September 30, 2012
	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents:

Cash (1)	$63,053	$63,053	-	-

Note 8 - Convertible Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Short-term Debt [Table Text Block]	The following table reflects the carrying values of our short-term notes payable as of September 30, 2012:
Current notes payable
	Total loan	Loan conversion to common stocks	Debt Discount	Net notes payable

Asher Graystone note 1	$(32,500.00)	$21,859.43	$(10,640.57)	$-
Asher Graystone note 2	(32,500)	22,138	(10,362)	-
Asher Graystone note 3	(42,500)	32,518	(9,982)	-
Asher Graystone note 4	(47,500)		20,771	(26,729)
Asher Graystone note 5	(32,500)		14,211	(18,289)
Asher Graystone note 6	(32,500)		26,000	(6,500)
Asher Graystone note 7	(32,500)		28,496	(4,004)
				-
Total convertible notes payable	$(252,500)	$76,515	$58,493	$(117,492)
Notes from related parties				(281,372)
Loans from shareholders				(115,373)
Other loan				(5,805)
Total short-term notes payable				$(520,042)

Schedule of Maturities of Long-term Debt [Table Text Block]
The following table summarizes the Future maturities of Loans Payable as of September 30, 2012 are as follows:
Principal
12/31/2012	$402,550
12/31/2013	117,492
12/31/2014	-
12/31/2015	-
12/31/2016	-
Thereafter	-
Total	$520,042

Note 9 - Segment Information (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following present total revenue by geographic region for the period ended September 30, 2012.

Revenues:
	June 30, 2012	December 31, 2011
U.S. Sales	$79,348	$125,728
Oversea Sales	$9,294	$4,990

Total Sales	$88,422	$130,718

Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following present total cost of goods sold by geographic region for the period ended September 30, 2012.

Sales by category
	Period Ending September 30,
	2012	2011
Paypercallexchange.com	$14,023	$31,472
Gold/Silver Sales	$41,256	$4,990
Other Income	$0	$1,320

Total Sales	$55,278	$37,782

Note 1 - Nature of Operations (Detail)	9 Months Ended
Sep. 30, 2012
Number of wholly owned subsidiaries	2

Note 2 - Significant Accounting Policies (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Accounts Receivable, Net, Current (in Dollars)	$ 28,830		$ 28,830		$ 17,120
Research and Development Expense (in Dollars)	$ 45,770	$ 170,545	$ 90,805	$ 182,945

Note 3 - Other Intangible Assets (Detail) (Other Intangible Assets [Member])	9 Months Ended
Sep. 30, 2012
Other Intangible Assets [Member]
Finite-Lived Intangible Asset, Useful Life	15 years

Note 3 - Other Intangible Assets (Detail) - Schedule of finite-lived intangible assets (USD $)	Sep. 30, 2012	Dec. 31, 2011
Definite-lived intangibles	$ 15,000	$ 15,000
Accumulated amortization/Write off	(15,000)	1,000
Definite-lived intangibles, net	0	14,000
Total other intangible assets	$ 0	$ 14,000

Note 4 - Common Stock (Detail) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012 Common Class A [Member]	Dec. 27, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Sep. 30, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]
Stockholders' Equity, Reverse Stock Split			400:1
Common Stock, Shares, Issued	285,604,200	76,174,556	285,604,200		19,056,000	5,000,000	700,000
Common Stock, Shares Authorized			700,000,000	5,000,000,000	700,000,000	5,000,000	5,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001	$ 0.001
Common Stock, Voting Rights						100
Stock Issued During Period, Shares, Other						3,600,000

Note 4 - Common Stock (Detail) - Schedule of Class A Common Stock outstanding	3 Months Ended	6 Months Ended										3 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2012 Reverse Stock Split [Member]	Jun. 30, 2012 Shares issued for services May 14, 2012 [Member]	Jun. 30, 2012 Shares issued for services May 31, 2012 [Member]	Jun. 30, 2012 Shares issued for cash/services June 5, 2012 [Member]	Jun. 30, 2012 Shares issued for convertible notes June 11, 2012 [Member]	Jun. 30, 2012 Shares issued for services June 14, 2012 [Member]	Jun. 30, 2012 Shares issued for cash/services June 19, 2012 [Member]	Jun. 30, 2012 Shares issued for convertible notes June 21, 2012 [Member]	Dec. 31, 2011 Shares issued pre-reverse split [Member]	Sep. 30, 2012 Shares issued for services July 5, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 5, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 5, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 6, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 10, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 10, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 11, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 11, 2012 [Member]	Sep. 30, 2012 Shares issued for cash/services July 11, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 13, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 17, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 24, 2012 [Member]	Sep. 30, 2012 Shares issued for cash/services July 27, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 1, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 7, 2012 [Member]	Sep. 30, 2012 Shares issued for cash/services August 8, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 10, 2012 [Member]	Sep. 30, 2012 Shares issued for cash/services August 13, 2012 [Member]	Sep. 30, 2012 Shares issued for services August 15, 2012 [Member]	Sep. 30, 2012 Shares issued for services August 15, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for services August 15, 2012 #3 [Member]	Sep. 30, 2012 Shares issued for cash/services August 15, 2012 [Member]	Sep. 30, 2012 Shares issued for services August 21, 2012 [Member]	Sep. 30, 2012 Shares issued for services August 21, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 21, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 27, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 28, 2012 [Member]	Sep. 30, 2012 Shares issued for services September 1, 2012 [Member]	Sep. 30, 2012 Shares issued for services September 1, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for cash/services September 4, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes September 5, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes September 11, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes September 12, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes September 13, 2012 [Member]	Sep. 30, 2012 Shares issued for cash/services September 21, 2012 [Member]
5/14/2012			(190,874,048)
Shares issued for services				64,100,000	200,000			250,000				25,000,000	25,000,000		1,655,000	10,000,000	10,000,000		2,000,000											200,000	1,655,000	200,000		8,000,000	8,000,000				625,000	625,000
Shares issued for cash/services						3,000,000			1,750,000											5,000,000				5,000,000			5,000,000		5,000,000				5,000,000								10,000,000					20,000,000
Shares issued for convertible notes							3,181,818			3,214,286				3,235,294				3,235,294			3,235,294	3,235,294	3,235,294		3,235,294	3,263,158		3,263,158								8,842,105	4,105,263	2,941,176				4,947,368	4,347,826	6,521,739	3,826,087
Shares issued during the quarter	209,429,644	(115,177,944)
Ending balance	285,604,200	76,174,556									191,352,500
Begining balance	76,174,556										191,352,500

Note 4 - Common Stock (Detail) - Schedule of Class A Common Stock outstanding (Parentheticals)	6 Months Ended								3 Months Ended
	Jun. 30, 2012 Reverse Stock Split [Member]	Jun. 30, 2012 Shares issued for services May 14, 2012 [Member]	Jun. 30, 2012 Shares issued for services May 31, 2012 [Member]	Jun. 30, 2012	Jun. 30, 2012 Shares issued for convertible notes June 11, 2012 [Member]	Jun. 30, 2012 Shares issued for services June 14, 2012 [Member]	Jun. 30, 2012	Jun. 30, 2012 Shares issued for convertible notes June 21, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 5, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 5, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 5, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 6, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 10, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 10, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 11, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 11, 2012 [Member]	Sep. 30, 2012	Sep. 30, 2012 Shares issued for convertible notes July 13, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 17, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 24, 2012 [Member]	Sep. 30, 2012	Sep. 30, 2012 Shares issued for convertible notes August 1, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 7, 2012 [Member]	Sep. 30, 2012	Sep. 30, 2012 Shares issued for convertible notes August 10, 2012 [Member]	Sep. 30, 2012	Sep. 30, 2012 Shares issued for services August 15, 2012 [Member]	Sep. 30, 2012 Shares issued for services August 15, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for services August 15, 2012 #3 [Member]	Sep. 30, 2012	Sep. 30, 2012 Shares issued for services August 21, 2012 [Member]	Sep. 30, 2012 Shares issued for services August 21, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 21, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 27, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 28, 2012 [Member]	Sep. 30, 2012 Shares issued for services September 1, 2012 [Member]	Sep. 30, 2012 Shares issued for services September 1, 2012 #2 [Member]	Sep. 30, 2012	Sep. 30, 2012 Shares issued for convertible notes September 5, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes September 11, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes September 12, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes September 13, 2012 [Member]	Sep. 30, 2012
Shares issued, date	5/14/2012	5/14/12	5/31/12	6/5/12	6/11/12	6/14/12	6/19/12	6/21/12	7/5/2012	7/5/2012	7/5/2012	7/6/2012	7/10/2012	7/10/2012	7/11/2012	7/11/2012	7/11/2012	7/13/2012	7/17/2012	7/24/2012	7/27/2012	8/1/2012	8/7/2012	8/8/2012	8/10/2012	8/13/2012	8/15/2012	8/15/2012	8/15/2012	8/15/2012	8/21/2012	8/21/2012	8/21/2012	8/27/2012	8/28/2012	9/1/2012	9/1/2012	9/4/2012	9/5/2012	9/11/2012	9/12/2012	9/13/2012	9/21/2012

Note 7 - Fair Value Measurements (Detail) - Schedule of fair value, assets, measured on recurring basis (USD $)	Jun. 30, 2012
Cash (1)	$ 63,053	[1]
Fair Value, Inputs, Level 1 [Member]
Cash (1)	63,053	[1]
Fair Value, Inputs, Level 2 [Member]
Cash (1)	0	[1]
Fair Value, Inputs, Level 3 [Member]
Cash (1)	$ 0	[1]

[1]	Included in Cash and cash equivalents on the Company's Condensed Consolidated Balance Sheets.

Note 8 - Convertible Notes Payable (Detail) (USD $)	3 Months Ended	9 Months Ended																									3 Months Ended	9 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		9 Months Ended	3 Months Ended		9 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011 Note Warrant [Member] November 29, 2011 Asher Note [Member]	Sep. 30, 2012 Note Warrant [Member] January 10, 2012 Asher Note [Member]	Sep. 30, 2012 Note Warrant [Member] February 28, 2012 Asher Note [Member]	Sep. 30, 2012 Note Warrant [Member] April 26, 2012 Asher Note [Member]	Sep. 30, 2012 Note Warrant [Member] June 21, 2012 Asher Note [Member]	Sep. 30, 2012 Note Warrant [Member] August 7, 2012 Asher Note [Member]	Sep. 30, 2012 Note Warrant [Member] August 27, 2012 Asher Note [Member]	Dec. 31, 2011 Beneficial Conversion Feature [Member] November 29, 2011 Asher Note [Member]	Sep. 30, 2012 Beneficial Conversion Feature [Member] January 10, 2012 Asher Note [Member]	Sep. 30, 2012 Beneficial Conversion Feature [Member] February 28, 2012 Asher Note [Member]	Sep. 30, 2012 Beneficial Conversion Feature [Member] April 26, 2012 Asher Note [Member]	Sep. 30, 2012 Beneficial Conversion Feature [Member] June 21, 2012 Asher Note [Member]	Sep. 30, 2012 Beneficial Conversion Feature [Member] August 7, 2012 Asher Note [Member]	Sep. 30, 2012 Beneficial Conversion Feature [Member] August 27, 2012 Asher Note [Member]	Dec. 31, 2011 Common Class A [Member] November 29, 2011 Asher Note [Member]	Sep. 30, 2012 Common Class A [Member] January 10, 2012 Asher Note [Member]	Sep. 30, 2012 Common Class A [Member] February 28, 2012 Asher Note [Member]	Sep. 30, 2012 Common Class A [Member] April 26, 2012 Asher Note [Member]	Sep. 30, 2012 Common Class A [Member] June 21, 2012 Asher Note [Member]	Sep. 30, 2012 Common Class A [Member] August 7, 2012 Asher Note [Member]	Sep. 30, 2012 Common Class A [Member] August 27, 2012 Asher Note [Member]	Dec. 27, 2012 Common Class A [Member]	Sep. 30, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Sep. 30, 2012 Accrued Interest and Interest on BCF [Member]	Sep. 30, 2012 Accrued Interest and Interest on BCF [Member]	Sep. 30, 2012 November 29, 2011 Asher Note [Member]	Sep. 30, 2011 November 29, 2011 Asher Note [Member]	Jun. 30, 2012 November 29, 2011 Asher Note [Member]	Dec. 31, 2011 November 29, 2011 Asher Note [Member]	Sep. 30, 2012 January 10, 2012 Asher Note [Member]	Sep. 30, 2011 January 10, 2012 Asher Note [Member]	Sep. 30, 2012 January 10, 2012 Asher Note [Member]	Sep. 30, 2012 February 28, 2012 Asher Note [Member]	Sep. 30, 2011 February 28, 2012 Asher Note [Member]	Sep. 30, 2012 February 28, 2012 Asher Note [Member]	Sep. 30, 2012 April 26, 2012 Asher Note [Member]	Sep. 30, 2011 April 26, 2012 Asher Note [Member]	Sep. 30, 2012 June 21, 2012 Asher Note [Member]	Sep. 30, 2011 June 21, 2012 Asher Note [Member]	Sep. 30, 2012 August 7, 2012 Asher Note [Member]	Sep. 30, 2011 August 7, 2012 Asher Note [Member]	Sep. 30, 2012 August 27, 2012 Asher Note [Member]	Sep. 30, 2011 August 27, 2012 Asher Note [Member]
Debt Instrument, Face Amount																																$ 42,500	$ 32,500		$ 32,500	$ 32,500		$ 32,500	$ 47,500		$ 32,500		$ 32,500		$ 32,500
Debt Instrument, Interest Rate, Stated Percentage																																8.00%	8.00%		8.00%	8.00%		8.00%	8.00%		8.00%		8.00%		8.00%
Common Stock, Par or Stated Value Per Share (in Dollars per share)																	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Debt Instrument, Convertible, Conversion Price (in Dollars per share)								$ 0.01																								$ 0.03	$ 0.03		$ 0.03	$ 0.03		$ 0.03	$ 0.01		$ 0.01				$ 0.01
Debt Instrument, Unamortized Discount			14,986	11,691	11,708	42,582	30,631	6,609	6,670	27,514	20,809	20,792	4,918	1,869	25,891	25,830													(9,982)				(10,640.57)		(10,640.57)	(10,362)		(10,362)	20,771		14,211		26,000		28,496
Interest Expense	31,308	115,791																									50,595	109,501	0	0			2,891	0		14,601	0		15,663	0	10,717	0	6,500	0	4,004	0
Amortization of Debt Discount (Premium)																															$ 9,982				$ 10,641			$ 10,362

Note 8 - Convertible Notes Payable (Detail) - Schedule of Short Term Notes Payable (USD $)	9 Months Ended		9 Months Ended						9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 January 10, 2012 Asher Note [Member]	Sep. 30, 2012 February 28, 2012 Asher Note [Member]	Sep. 30, 2012 November 29, 2011 Asher Note [Member]	Sep. 30, 2012 April 26, 2012 Asher Note [Member]	Sep. 30, 2012 June 21, 2012 Asher Note [Member]	Jan. 13, 2013 June 21, 2012 Asher Note [Member]	Sep. 30, 2012 August 7, 2012 Asher Note [Member]	Sep. 30, 2012 August 27, 2012 Asher Note [Member]	Sep. 30, 2012 Asher Notes [Member]
Convertible notes payable, gross			$ (32,500)	$ (32,500)	$ (42,500)	$ (47,500)	$ (32,500)		$ (32,500)	$ (32,500)	$ (252,500)
Loan converted to common stock	124,948		21,859.43	22,138	32,518						76,515
Debt discount			(10,640.57)	(10,362)	(9,982)	20,771	14,211		26,000	28,496	58,493
Convertible notes payable, net	(123,297)	(12,713)				(26,729)	(18,289)	0	(6,500)	(4,004)	(117,492)
Notes from related parties	(281,372)
Loans from shareholders	(115,373)
Other loan	(5,805)
Total short-term notes payable	$ (520,042)

Note 8 - Convertible Notes Payable (Detail) - Schedule of Future Maturities of Long Term Debt (USD $)	Sep. 30, 2012
12/31/2012	$ 402,550
12/31/2013	117,492
12/31/2014
12/31/2015
12/31/2016
Thereafter
Total	$ 520,042

Note 9 - Segment Information (Detail)	9 Months Ended
Sep. 30, 2012
Number of Reportable Segments	4

Note 9 - Segment Information (Detail) - Schedule of revenue by segment (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Revenues	$ 46,008	$ 37,782	$ 88,422	$ 88,478	$ 112,631	$ 130,718
U.S. Sales [Member]
Revenues			79,348			125,728
Overseas sales [Member]
Revenues			$ 9,294			$ 4,990

Note 9 - Segment Information (Detail) - Schedule of cost of goods sold by segment (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cost of goods sold	$ 55,278	$ 37,782
Paypercallexchange.com [Member]
Cost of goods sold	14,023	31,472
Gold/silver sales [Member]
Cost of goods sold	41,256	4,990
Other income [Member]
Cost of goods sold	$ 0	$ 1,320

Note 10 - Subsequent Events (Detail) (USD $)	9 Months Ended		3 Months Ended										9 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jan. 13, 2013 January 7, 2013 Note Conversion [Member] June 21, 2012 Asher Note [Member]	Jan. 13, 2013 December 28, 2012 Note Conversion [Member] June 21, 2012 Asher Note [Member]	Jan. 13, 2013 Suriname Joint Venture Investment [Member]	Jan. 13, 2013 December 6, 2012 Equity Issuance [Member] Renard Properties, LLC [Member]	Jan. 13, 2013 December 6, 2012 Equity Issuance [Member] JW Group [Member]	Jan. 13, 2013 December 10, 2012 Equity Issuance [Member] Renard Properties, LLC [Member]	Jan. 13, 2013 December 10, 2012 Equity Issuance [Member] JW Group [Member]	Jan. 13, 2013 November 13, 2012 Note Conversion [Member] April 26, 2012 Asher Note [Member]	Jan. 13, 2013 November 5, 2012 Note Conversion [Member] April 26, 2012 Asher Note [Member]	Jan. 13, 2013 CEO and CFO Revolving Line of Credit [Member]	Sep. 30, 2012 June 21, 2012 Asher Note [Member]	Jan. 13, 2013 June 21, 2012 Asher Note [Member]	Jan. 13, 2013 December 3, 2012 Asher Note [Member]	Sep. 30, 2012 April 26, 2012 Asher Note [Member]	Jan. 13, 2013 October 5, 2012 Asher Note [Member]	Jan. 13, 2013 October 1, 2012 Renard Properties Loan [Member]	Jan. 13, 2013 October 1, 2012 JW Group Loan [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)			10,444,414	7,894,737						4,000,000	3,846,154
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.0018	$ 0.0019						$ 0.004	$ 0.0039		$ 0.01			$ 0.01
Debt Conversion, Original Debt, Amount	$ 124,948		$ 17,500	$ 15,000						$ 16,000	$ 15,000
Debt Instrument, Convertible, Terms of Conversion Feature			The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date.	The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date.						The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date.	The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date.				fifty-five percent (55%) of the Market Price (as defined in the Note) for the Common Stock during the ten trading days prior to the conversion		fifty-five percent (55%) of the Market Price (as defined in the Note) for the Common Stock during the ten trading days prior to the conversion
Long-term Debt, Current Maturities	123,297	12,713								16,500			18,289	0		26,729
Stock Issued During Period, Value, Issued for Cash					50,000	38,000	38,000	13,500	13,500
Stock Issued During Period, Shares, Issued for Cash (in Shares)					25,000,000	6,000,000	6,000,000	3,000,000	3,000,000
Equity Issuance, Per Share Amount (in Dollars per share)						$ 0.006	$ 0.006	$ 0.0045	$ 0.0045
Debt Instrument, Face Amount													32,500		32,500	47,500	32,500	40,000	40,000
Debt Instrument, Interest Rate, Stated Percentage													8.00%		8.00%	8.00%	8.00%
Proceeds from Debt, Net of Issuance Costs															30,000		30,000
Line of Credit Facility, Maximum Borrowing Capacity												$ 100,000